CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows provided by/ (used in) Operating Activities:
Net income/ (loss)	$ 3,819	$ (149,014)	$ (17,531)
Adjustments to reconcile net income / (loss) to net cash provided by /(used in) operating activities:
Depreciation and amortization of deferred charges (Note 5)	8,147	12,740	13,140
Amortization of deferred financing costs (Note 9)	322	427	268
Amortization of discount premium (Notes 4 and 6)	6,010	0	0
Amortization of deferred revenue	0	0	(50)
Amortization of prepaid charter revenue	0	3,798	8,566
Impairment losses (Note 5)	8,363	118,861	6,607
(Gain) / Loss on vessels' sale (Note 5)	(945)	2,899	8,300
Compensation cost on restricted stock awards (Note 8)	1,171	1,119	928
Gain from bank debt write off (Note 6)	(42,185)	0	0
Actuarial gain / (loss)	26	(25)	73
(Increase) / Decrease in:
Accounts receivable, trade	43	282	(62)
Inventories	914	1,123	(1,397)
Prepaid expenses and other assets	639	(1,617)	(487)
Increase / (Decrease) in:
Accounts payable, trade and other	175	(1,236)	900
Due to related parties	(40)	0	604
Accrued liabilities	995	(291)	289
Deferred revenue	331	(539)	206
Other liabilities	36	50	(48)
Drydock costs	(474)	(540)	(2,861)
Net Cash provided by /(used in) Operating Activities	(12,653)	(11,963)	17,445
Cash Flows provided by / (used in) Investing Activities:
Vessel acquisitions and other vessel costs	0	(194)	(113,020)
Proceeds from sale of vessels, net of expenses (Note 5)	5,895	10,618	7,045
Acquisition of time charter	0	0	(6,000)
Property and equipment additions	(15)	(29)	(39)
Insurance settlements	785	179	263
Net Cash provided by / (used in) Investing Activities	6,665	10,574	(111,751)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from a related party loan (Note 4)	40,000	0	0
Proceeds from an unrelated party loan (Note 6)	35,000	0	148,000
Repayments of debt (Note 6)	(111,500)	(19,159)	(103,263)
Issuance of preferred stock, net of issuance costs (Note 8)	31,989	0	0
Payments of financing costs	(373)	(150)	(3,177)
Cash dividends (Note 10)	0	(374)	(739)
Changes in restricted cash (Note 6)	9,000	0	870
Net Cash provided by / (used in) Financing Activities	4,116	(19,683)	41,691
Net decrease in cash and cash equivalents	(1,872)	(21,072)	(52,615)
Cash and cash equivalents at beginning of period	8,316	29,388	82,003
Cash and cash equivalents at end of period	6,444	8,316	29,388
SUPPLEMENTAL CASH FLOW INFORMATION
Related party loan reduction in exchange for preferred shares (Notes 4 and 8)	3,000	0	0
Interest payments, net of amounts capitalized	$ 7,724	$ 6,626	$ 5,571